Interest-bearing loans and borrowings - Disclosure of future lease payments for these leaseback agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 930,713	$ 1,696,280	$ 1,712,180
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	295,648	157,647	236,493
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	604,656	1,317,288	1,373,194
More than five years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	30,409	221,345	$ 102,493
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	76,505	33,878
Sale and leaseback agreement - lease payments | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	4,547	22,667
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	19,130	11,212
Sale and leaseback agreement - lease payments | More than five years
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 52,828	$ 0